Drilling rigs, drillships, machinery and equipment, net	12 Months Ended
Dec. 31, 2013
Drilling Rigs, Drillships, Machinery And Equipment, Net [Abstract]
Drilling rigs, drillships, machinery and equipment, net
6. Drilling rigs, drillships, machinery and equipment, net:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2011	4,889,606	(350,768)	4,538,838
Additions	82,939	-	82,939
Disposals	(4,148)	3,835	(313)
Depreciation	-	(222,002)	(222,002)
Balance December 31,2012	$4,968,397	$(568,935)	$4,399,462
Additions / Transfer from drillships under construction	1,610,543	-	1,610,543
Depreciation	-	(232,980)	(232,980)
Balance December 31,2013	$6,578,940	$(801,915)	$5,777,025

As of December 31, 2013, all of the Company's operating drilling rigs and drillships have been pledged as collateral to secure the Company's 6.50% senior secured notes due 2017 and term loan B facility discussed in Note 9.